Eaton Vance

Tax-Managed Value Fund

January 31, 2020 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2020, the value of the Fund’s investment in the Portfolio was $667,040,607 and the Fund owned 81.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value
________________________________________________________________________________________________________
Aerospace & Defense — 3.3%
________________________________________________________________________________________________________
Boeing Co. (The)	5,089	$1,619,676
Hexcel Corp.	82,243	6,104,076
Huntington Ingalls Industries, Inc.	9,443	2,464,623
United Technologies Corp.	113,000	16,972,600
________________________________________________________________________________________________________
		$27,160,975
________________________________________________________________________________________________________
Banks — 15.7%
________________________________________________________________________________________________________
Bank of America Corp.	392,259	$12,877,863
Citigroup, Inc.	81,079	6,033,088
JPMorgan Chase & Co.	345,410	45,718,467
KeyCorp	669,553	12,527,337
PNC Financial Services Group, Inc. (The)	142,029	21,098,408
U.S. Bancorp	237,562	12,643,050
Wells Fargo & Co.	386,390	18,137,147
________________________________________________________________________________________________________
		$129,035,360
________________________________________________________________________________________________________
Building Products — 0.5%
________________________________________________________________________________________________________
A.O. Smith Corp.	100,490	$4,289,918
________________________________________________________________________________________________________
		$4,289,918
________________________________________________________________________________________________________
Capital Markets — 3.1%
________________________________________________________________________________________________________
Ameriprise Financial, Inc.	32,971	$5,453,733
Charles Schwab Corp. (The)	332,667	15,152,982
Goldman Sachs Group, Inc. (The)	19,862	4,722,190
________________________________________________________________________________________________________
		$25,328,905
________________________________________________________________________________________________________
Consumer Finance — 0.9%
________________________________________________________________________________________________________
American Express Co.	59,190	$7,687,005
________________________________________________________________________________________________________
		$7,687,005
________________________________________________________________________________________________________
Containers & Packaging — 2.4%
________________________________________________________________________________________________________
Ball Corp.	203,965	$14,722,194
Packaging Corp. of America	55,675	5,330,881
________________________________________________________________________________________________________
		$20,053,075
________________________________________________________________________________________________________
Diversified Telecommunication Services — 3.3%
________________________________________________________________________________________________________
Verizon Communications, Inc.	462,890	$27,514,182
________________________________________________________________________________________________________
		$27,514,182
________________________________________________________________________________________________________
Electric Utilities — 4.5%
________________________________________________________________________________________________________
NextEra Energy, Inc.	137,543	$36,889,033
________________________________________________________________________________________________________
		$36,889,033
________________________________________________________________________________________________________
Electrical Equipment — 0.8%
________________________________________________________________________________________________________
Rockwell Automation, Inc.	33,916	$6,500,341
________________________________________________________________________________________________________
		$6,500,341
________________________________________________________________________________________________________
Entertainment — 2.0%
________________________________________________________________________________________________________
Walt Disney Co. (The)	119,725	$16,559,165
________________________________________________________________________________________________________
		$16,559,165
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 4.9%
________________________________________________________________________________________________________
AvalonBay Communities, Inc.	61,622	$13,352,871
Boston Properties, Inc.	59,105	8,472,702
CubeSmart	160,595	5,086,044
Mid-America Apartment Communities, Inc.	42,931	5,890,562
Simon Property Group, Inc.	54,180	7,214,067
________________________________________________________________________________________________________
		$40,016,246
________________________________________________________________________________________________________
Food Products — 4.6%
________________________________________________________________________________________________________
McCormick & Co., Inc.	72,619	$11,863,766
Mondelez International, Inc., Class A	184,381	10,579,782
Nestle SA	138,900	15,319,642
________________________________________________________________________________________________________
		$37,763,190
________________________________________________________________________________________________________
Health Care Equipment & Supplies — 4.0%
________________________________________________________________________________________________________
Baxter International, Inc.	61,563	$5,492,651
Boston Scientific Corp.(1)	239,134	10,012,541
Medtronic PLC	47,517	5,485,362
Stryker Corp.	58,093	12,240,195
________________________________________________________________________________________________________
		$33,230,749
________________________________________________________________________________________________________
Health Care Providers & Services — 1.7%
________________________________________________________________________________________________________
UnitedHealth Group, Inc.	52,261	$14,238,509
________________________________________________________________________________________________________
		$14,238,509
________________________________________________________________________________________________________
Hotels, Restaurants & Leisure — 0.3%
________________________________________________________________________________________________________
Marriott International, Inc., Class A	15,724	$2,202,303
________________________________________________________________________________________________________
		$2,202,303
________________________________________________________________________________________________________
Household Durables — 0.8%
________________________________________________________________________________________________________
D.R. Horton, Inc.	108,684	$6,434,093
________________________________________________________________________________________________________
		$6,434,093
________________________________________________________________________________________________________
Household Products — 0.7%
________________________________________________________________________________________________________
Procter & Gamble Co. (The)	46,913	$5,846,298
________________________________________________________________________________________________________
		$5,846,298
________________________________________________________________________________________________________
Industrial Conglomerates — 1.8%
________________________________________________________________________________________________________
Honeywell International, Inc.	83,731	$14,503,884
________________________________________________________________________________________________________
		$14,503,884
________________________________________________________________________________________________________
Insurance — 2.7%
________________________________________________________________________________________________________
Allstate Corp. (The)	38,383	$4,549,921
American International Group, Inc.	29,096	1,462,365
Prudential Financial, Inc.	83,332	7,588,212
Travelers Cos., Inc. (The)	64,030	8,427,628
________________________________________________________________________________________________________
		$22,028,126
________________________________________________________________________________________________________
Interactive Media & Services — 2.8%
________________________________________________________________________________________________________
Alphabet, Inc., Class A(1)	7,924	$11,353,348
Alphabet, Inc., Class C(1)	8,199	11,759,252
________________________________________________________________________________________________________
		$23,112,600
________________________________________________________________________________________________________
IT Services — 1.1%
________________________________________________________________________________________________________
Visa, Inc., Class A	44,697	$8,893,362
________________________________________________________________________________________________________
		$8,893,362
________________________________________________________________________________________________________
Life Sciences Tools & Services — 2.1%
________________________________________________________________________________________________________
Thermo Fisher Scientific, Inc.	55,680	$17,438,419
________________________________________________________________________________________________________
		$17,438,419
________________________________________________________________________________________________________
Machinery — 0.9%
________________________________________________________________________________________________________
Gardner Denver Holdings, Inc.(1)	207,384	$7,322,729
________________________________________________________________________________________________________
		$7,322,729
________________________________________________________________________________________________________
Metals & Mining — 0.8%
________________________________________________________________________________________________________
Steel Dynamics, Inc.	219,974	$6,572,823
________________________________________________________________________________________________________
		$6,572,823
________________________________________________________________________________________________________
Multi-Utilities — 3.8%
________________________________________________________________________________________________________
CMS Energy Corp.	68,853	$4,717,119
Sempra Energy	162,537	26,109,944
________________________________________________________________________________________________________
		$30,827,063
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 7.1%
________________________________________________________________________________________________________
Chevron Corp.	136,224	$14,595,040
ConocoPhillips	217,851	12,946,885
EOG Resources, Inc.	111,000	8,093,010
Exxon Mobil Corp.	200,000	12,424,000
Phillips 66	109,182	9,975,959
________________________________________________________________________________________________________
		$58,034,894
________________________________________________________________________________________________________
Personal Products — 2.3%
________________________________________________________________________________________________________
Estee Lauder Cos., Inc. (The), Class A	94,712	$18,483,994
________________________________________________________________________________________________________
		$18,483,994
________________________________________________________________________________________________________
Pharmaceuticals — 7.7%
________________________________________________________________________________________________________
Elanco Animal Health, Inc.(1)	78,772	$2,434,055
Eli Lilly & Co.	110,938	15,491,382
Johnson & Johnson	116,398	17,328,170
Merck & Co., Inc.	167,049	14,272,667
Zoetis, Inc.	101,295	13,594,802
________________________________________________________________________________________________________
		$63,121,076
________________________________________________________________________________________________________
Road & Rail — 1.1%
________________________________________________________________________________________________________
Union Pacific Corp.	50,876	$9,128,172
________________________________________________________________________________________________________
		$9,128,172
________________________________________________________________________________________________________
Semiconductors & Semiconductor Equipment — 3.8%
________________________________________________________________________________________________________
Intel Corp.	258,430	$16,521,430
QUALCOMM, Inc.	169,860	14,490,757
________________________________________________________________________________________________________
		$31,012,187
________________________________________________________________________________________________________
Software — 0.9%
________________________________________________________________________________________________________
Microsoft Corp.	25,630	$4,362,995
Oracle Corp.	52,884	2,773,766
________________________________________________________________________________________________________
		$7,136,761
________________________________________________________________________________________________________
Specialty Retail — 2.7%
________________________________________________________________________________________________________
Home Depot, Inc. (The)	81,060	$18,489,786
TJX Cos., Inc. (The)	68,155	4,023,871
________________________________________________________________________________________________________
		$22,513,657
________________________________________________________________________________________________________
Technology Hardware, Storage & Peripherals — 2.8%
________________________________________________________________________________________________________
Apple, Inc.	74,326	$23,004,640
________________________________________________________________________________________________________
		$23,004,640
________________________________________________________________________________________________________
Textiles, Apparel & Luxury Goods — 1.2%
________________________________________________________________________________________________________
Lululemon Athletica, Inc.(1)	41,147	$9,850,180
________________________________________________________________________________________________________
		$9,850,180
________________________________________________________________________________________________________
Tobacco — 0.7%
________________________________________________________________________________________________________
Altria Group, Inc.	129,123	$6,137,216
________________________________________________________________________________________________________
		$6,137,216
________________________________________________________________________________________________________
Total Common Stocks (identified cost $375,175,247)		$819,871,130
________________________________________________________________________________________________________
Short-Term Investments — 0.2%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(2)	1,269,202	$1,269,329
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $1,269,329)		$1,269,329
________________________________________________________________________________________________________
Total Investments — 100.0% (identified cost $376,444,576)		$821,140,459
________________________________________________________________________________________________________
Other Assets, Less Liabilities — 0.0%(3)		$300,289
________________________________________________________________________________________________________
Net Assets — 100.0%		$821,440,748
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)		Non-income producing security.
(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

(3)		Amount is less than 0.05%.

Tax-Managed Value Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

The Portfolio did not have any open derivative instruments at January 31, 2020.

At January 31, 2020, the value of the Portfolio's investment in affiliated funds was $1,269,329, which represents 0.2% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,365,228	$9,581,619	$(9,677,460)	$(46)	$(12)	$1,269,329	$6,570	1,269,202

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

Tax-Managed Value Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Common Stocks
Communication Services	$67,185,947	$—	$—	$67,185,947
Consumer Discretionary	41,000,233	—	—	41,000,233
Consumer Staples	52,911,056	15,319,642	—	68,230,698
Energy	58,034,894	—	—	58,034,894
Financials	184,079,396	—	—	184,079,396
Health Care	128,028,753	—	—	128,028,753
Industrials	68,906,019	—	—	68,906,019
Information Technology	70,046,950	—	—	70,046,950
Materials	26,625,898	—	—	26,625,898
Real Estate	40,016,246	—	—	40,016,246
Utilities	67,716,096	—	—	67,716,096
________________________________________________________________________________________________________
Total Common Stocks	$804,551,488	$15,319,642*	$—	$819,871,130
________________________________________________________________________________________________________
Short-Term Investments	$—	$1,269,329	$—	$1,269,329
________________________________________________________________________________________________________
Total Investments	$804,551,488	$16,588,971	$—	$821,140,459
________________________________________________________________________________________________________
*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Tax-Managed Value Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.